As filed with the Securities and Exchange Commission on November 13, 2017

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 137	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 17, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – Northern Engage360™ Fund.

Explanatory Note

This Post-Effective Amendment No. 135 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 137 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 17, 2017, the effectiveness of the Registration Statement with respect to the Northern Funds – Northern Engage360™ Fund (the “Fund”), initially filed in Post-Effective Amendment No. 134 on September 1, 2017, which, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, was scheduled to become effective on November 15, 2017.

This Post-Effective Amendment No. 135 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 134.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 135 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 135 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 13th day of November, 2017.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 135 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	November 13, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 13, 2017

* William L. Bax William L. Bax	Trustee	November 13, 2017

* Mark G. Doll Mark G. Doll	Trustee	November 13, 2017

* Sandra Polk Guthman Sandra Polk Guthman	Trustee	November 13, 2017

* Thomas A. Kloet Thomas A. Kloet	Trustee	November 13, 2017

* David R. Martin David R. Martin	Trustee	November 13, 2017

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	November 13, 2017

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	November 13, 2017

* Casey J. Sylla Casey J. Sylla	Trustee	November 13, 2017

Shundrawn A. Thomas	Trustee	November 13, 2017

/s/ Peter K. Ewing *By Peter K. Ewing Attorney-In-Fact